Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Investment Funds
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class A
Trading Symbol	PSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Putnam Small Cap Value Fund returned 13.72%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	13.72	9.06	10.61
Class A (with sales charge)	15.04	10.34	11.95
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 282,207,317
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 1,580,852
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class C
Trading Symbol	PSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.85%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Putnam Small Cap Value Fund returned 12.80%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	12.80	8.25	9.95
Class C (with sales charge)	15.00	10.37	11.97
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 282,207,317
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 1,580,852
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class R
Trading Symbol	PSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R shares of Putnam Small Cap Value Fund returned 13.47%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R	13.47	8.79	10.34
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 282,207,317
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 1,580,852
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class R6
Trading Symbol	PSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Putnam Small Cap Value Fund returned 14.21%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	14.21	9.48	11.07
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 282,207,317
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 1,580,852
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Value Fund
Class Name	Class Y
Trading Symbol	PYSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class Y shares of Putnam Small Cap Value Fund returned 14.04%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class Y	14.04	9.34	10.89
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 282,207,317
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 1,580,852
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.